Borrowings - Nordic Bonds (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		$ 2,201,133	$ 1,238,348	$ 1,844,768
Nordic Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300,000
Discount percentage	2.00%
Proceeds from borrowings	$ 294,000
Interest rate	9.75%	9.75%
Borrowings covenant, maximum leverage ratio	3.5
Minimum asset coverage ratio	1.20
Minimum book equity requirement	$ 500
Minimum liquidity requirement	25.00%